OPERATING LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease	$ 153,214	$ 91,738
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	62,100	35,000
Operating Lease, Lease Income, Lease Payments	39,800	24,500
Depreciation, Lessor Asset under Operating Lease	32,500	20,400
Impairment, Lessor Asset under Operating Lease	$ 0	$ 0